Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net assets available for benefit, Beginning of year	$ 4,469,979,295	$ 3,977,983,153
Additions:
Employer	24,215,133	4,075,424
Participants	207,303,191	211,536,779
Rollovers	34,432,088	52,456,920
Contributions:	265,950,412	268,069,123
Dividend and interest income	42,727,750	52,245,981
Settlement proceeds	0	1,308,804
Net appreciation in fair value of investments	710,438,949	579,618,771
Total Additions	1,019,117,111	901,242,679
Deductions:
Benefits paid	544,216,702	450,030,350
Administrative expenses	1,951,762	1,924,473
Total Deductions	546,168,464	451,954,823
Net increase	472,948,647	449,287,856
Assets transferred into Plan	21,624,349	42,708,286
Net assets available for benefit, End of year	$ 4,964,552,291	$ 4,469,979,295